FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Marketable securities	$256	$265
Restricted cash	170	376
Derivative contracts	108	223
Loans and notes receivable	31	22
Total current	$565	$886
Non-current
Marketable securities (1)	$—	$1
Restricted cash	198	32
Derivative contracts	27	20
Loans and notes receivable	122	150
Other financial assets (1)	287	280
Total non-current	$634	$483
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(1)	Other financial assets include secured debentures to homebuilding companies in our business services segment.

The decrease in financial assets from December 31, 2018 is primarily due to a decrease in fair value of derivatives at Greenergy and the sale of public securities recorded as a financial asset in our corporate segment, combined with lower restricted cash at Westinghouse and the disposition of the partnership's facilities management business.